Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 0	$ 0	$ 0
State	(153)	5	5
Foreign	61	63	44
Total current	(92)	68	49
Deferred:
Federal	0	0	0
State	0	0	0
Foreign	(137)	0	0
Total deferred	(137)	0	0
Total provision	$ (229)	$ 68	$ 49